Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of right-of-use assets	The table below presents the carrying amounts of right-of-use assets recognized and the movements during the period:

	Real-estate	IT and office equipment	Total
	(In thousands)
As at January 1, 2019	$4,159	397	4,556
Additions	847	—	847
Depreciation expense	(1,064)	(290)	(1,354)
As at December 31, 2019	3,942	107	4,049
Additions	1,448	625	2,073
Disposals	(207)	(255)	(462)
Depreciation expense	(1,184)	(260)	(1,444)
Amortization disposals	185	255	440
As at December 31, 2020	$4,184	$472	$4,656
The table below present the carrying amounts of lease liabilities and the movements during the period:

	Lease liabilities	Current	Non-current
	(In thousands)
As at January 1, 2019	$4,623	$1,415	$3,208
Additions	732
Interests expense	622
Foreign exchange loss (gain)	49
Payments	(1,922)
As at December 31, 2019	$4,104	$900	$3,204
Additions	1,750
Interests expense	780
Foreign exchange loss (gain)	363
Payments	(1,221)
As at December 31, 2020	$5,776	$1,014	$4,762